Income Taxes (Deferred Tax Components) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued liability for payroll and vacation	$ 259,748	$ 300,170
Bad debt reserve	61,336	0
R&D credits	140,008	0
Net Operating Loss	5,299,027	2,518,607
Stock Compensation Expense	1,052,118	622,568
Total deferred tax assets	6,812,237	3,441,345
Valuation allowance	0	0
Net deferred tax assets	6,812,237	3,441,345
Deferred tax liabilities:
Depreciation	(1,076,965)	(817,402)
481(a) Adjustment - Cash To Accrual	(69,648)	(139,296)
Total deferred tax liabilities	(1,146,613)	(956,698)
Net deferred tax assets	$ 5,665,624	$ 2,484,647